Cambria Tail Risk ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	94.8%
Purchased Options	5.2%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

		Par	Value
U.S. Treasury Obligations - 92.5%
. U.S. Treasury Bond, 4.125%, 11/15/2032		$72,360,000	$72,914,006
Total U.S Treasury Obligations (Cost $73,456,940)			72,914,006

	Notional Amount	Contracts
Options Purchased - 5.1%
Put Options - 5.1%			$–
S&P 500® Index,		–	$–
Expiration: 09/20/2024; Exercise Price: $4,200	$35,894,950	65	21,450
Expiration: 12/20/2024; Exercise Price: $4,100	77,864,430	141	199,515
Expiration: 12/20/2024; Exercise Price: $4,200	19,328,050	35	56,525
Expiration: 03/21/2025; Exercise Price: $4,400	61,849,760	112	432,320
Expiration: 03/21/2025; Exercise Price: $4,700	29,268,190	53	303,425
Expiration: 06/20/2025; Exercise Price: $4,900	31,477,110	57	581,970
Expiration: 06/20/2025; Exercise Price: $4,800	28,715,960	52	466,960
Expiration: 06/20/2025; Exercise Price: $4,700	23,745,890	43	340,130
Expiration: 09/19/2025; Exercise Price: $5,200	25,954,810	47	846,705
Expiration: 09/19/2025; Exercise Price: $5,100	26,507,040	48	770,640
Total Options Purchased (Cost $9,929,901)			4,019,640

		Shares
Short-Term Investments - 1.5%
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 5.20% (a)		1,156,315	1,156,315
Total Short-Term Investments (Cost $1,156,315)			1,156,315

Total Investments - 99.1% (Cost $84,543,156)			78,089,961
Other Assets in Excess of Liabilities - 0.9%			739,510
Total Net Assets - 100.0%			$78,829,471

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Cambria Tail Risk ETF	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$–	$72,914,006	$–	$72,914,006
Options Purchased	–	4,019,640	–	4,019,640
Money Market Funds	1,156,315	–	–	1,156,315
Total Assets	$1,156,315	$76,933,646	$–	$78,089,961

The monthly average notional amount of purchased option contracts during the period ended July 31, 2024, was $295,265,000.